Selling, General and Administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development expenses
Total selling, general and administrative expenses	€ 21,687	€ 18,855	€ 14,712
Selling, General and Administrative expense
Research and Development expenses
Staff costs	8,738	7,811	3,718
Consulting and contractors' fees	6,801	4,526	6,550
Legal fees	776	1,033	402
Rent	317	440	247
Facilities	209	226	149
Depreciation and amortization expense	1,042	914	710
IT Costs.	1,190	517	363
Travel	934	1,097	332
Insurance fees	985	1,504	915
Recruitment	207	245	581
Other	488	542	745
Total selling, general and administrative expenses	€ 21,687	€ 18,855	€ 14,712